SCHEDULE OF COMPOSITION OF FAIR VALUE IMPACT OF ISSUANCE OF SENIOR CONVERTIBLE PREFERRED SHARES (Details) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Senior Convertible Preferred Shares And Warrants
Fair value impact of the warrants				¥ (11,776)
Fair value impact of issuance of senior convertible preferred shares				¥ (11,776)